SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary Of Accounting Policies [Line Items]
Fair value change in trading securities		$ 2	$ 4
Land expense	36	36	36
Utilization of subsidy from local authorities of Zhuhai, the People's Republic of China (the "PRC")	1,068	674	995
Number of shares repurchased	11,772,294	14,812,056	16,594,848
Allowance for doubtful accounts written off during the year		621
Advertising expenses	666	106	173
Share-based compensation	492	1,465	1,928
Cost of revenue [Member]
Summary Of Accounting Policies [Line Items]
Share-based compensation	49	10	18
Research and development expenses [Member]
Summary Of Accounting Policies [Line Items]
Share-based compensation	347	1,091	1,449
General and administrative expenses [Member]
Summary Of Accounting Policies [Line Items]
Share-based compensation	79	312	393
Selling and marketing expenses [Member]
Summary Of Accounting Policies [Line Items]
Share-based compensation	$ 17	$ 52	$ 68